Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity - USD ($) $ in Thousands	Total	Conversion Of Series A Non-Voting Convertible Preferred Stock	Series B Non-Voting Convertible Preferred Stock	Series A Non Voting Convertible Preferred StockSeries A Non Voting Convertible Preferred Stock	Series A Non-Voting Convertible Preferred Stock Series A Non Voting Convertible Preferred StockSeries A Non Voting Convertible Preferred Stock	Common Stock	Common Stock Conversion Of Series A Non-Voting Convertible Preferred Stock	Common Stock Conversion Of Pre-Funded Warrants	Additional Paid-in Capital	Additional Paid-in Capital Conversion Of Series A Non-Voting Convertible Preferred Stock	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2020			0
Beginning balance at Dec. 31, 2020			$ 0
Ending balance (in shares) at Dec. 31, 2021			0
Ending balance at Dec. 31, 2021			$ 0
Beginning balance (in shares) at Dec. 31, 2020					0
Beginning balance (in shares) at Dec. 31, 2020						1,918,000
Beginning balance at Dec. 31, 2020	$ 139,832				$ 0	$ 5			$ 415,824		$ 11	$ (276,008)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon conversion (in shares)						40,000
Issuance of common stock in connection with exercise of stock options and employee stock purchase plan (in shares)						16,000
Issuance of common stock in connection with exercise of stock options and employee stock purchase plan	1,903								1,903
Stock-based compensation expense	8,038								8,038
Foreign currency translation adjustment	(1)										(1)
Unrealized gain (loss) on marketable securities	(30)										(30)
Net loss	(65,801)											(65,801)
Ending balance (in shares) at Dec. 31, 2021					0
Ending balance (in shares) at Dec. 31, 2021						1,974,000
Ending balance at Dec. 31, 2021	83,941				$ 0	$ 5			425,765		(20)	(341,809)
Ending balance (in shares) at Dec. 31, 2022			0
Ending balance at Dec. 31, 2022			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and pre-funded warrants in connection with registered direct offering, net of offering costs (in shares)						430,000
Issuance of common stock and pre-funded warrants in connection with registered direct offering, net of offering costs	42,874					$ 1			42,873
Issuance of common stock upon conversion (in shares)						204,000
Issuance of common stock in connection with employee stock purchase plan (in shares)						6,000
Issuance of common stock in connection with employee stock purchase plan	222								222
Stock-based compensation expense	7,111								7,111
Foreign currency translation adjustment	(35)										(35)
Unrealized gain (loss) on marketable securities	7										7
Net loss	$ (83,815)											(83,815)
Ending balance (in shares) at Dec. 31, 2022				0	0
Ending balance (in shares) at Dec. 31, 2022	2,614,014					2,614,000
Ending balance at Dec. 31, 2022	$ 50,305				$ 0	$ 6			475,971		(48)	(425,624)
Series B Non-Voting Convertible Preferred Stock
Issuance of Series B non-voting convertible preferred stock in connection with private placement, net of financing costs (in shares)			150,000
Issuance of Series B non-voting convertible preferred stock in connection with private placement, net of financing costs			$ 84,555
Ending balance (in shares) at Dec. 31, 2023			150,000
Ending balance at Dec. 31, 2023			$ 84,555
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon conversion (in shares)					(649,000)		25,972,000	905,000
Issuance of common stock upon conversion		$ 0			$ (202,178)		$ 3			$ 202,175
Issuance of Series A non-voting convertible preferred stock in connection with private placement, net of financing costs (in shares)					721,000
Issuance of Series A non-voting convertible preferred stock in connection with private placement, net of financing costs	197,364				$ 197,364
Issuance of Series A non-voting convertible preferred stock in connection with the asset acquisition of Spyre and settlement of related forward contract (in shares)					365,000
Issuance of Series A non-voting convertible preferred stock in connection with the asset acquisition of Spyre and settlement of related forward contract	189,741				$ 189,741
Issuance of common stock in connection with private placement, net of financing costs (in shares)						6,000,000
Issuance of common stock in connection with private placement, net of financing costs	84,555								84,555
Issuance of common stock in connection with the asset acquisition of Spyre (in shares)						518,000
Issuance of common stock in connection with the asset acquisition of Spyre	3,768					$ 1			3,767
Issuance of common stock in connection with exercise of stock options and employee stock purchase plan (in shares)						48,000
Issuance of common stock in connection with exercise of stock options and employee stock purchase plan	405								405
CVR distribution to common stockholders	(29,500)								(29,500)
Stock-based compensation expense	14,347								14,347
Issuance of Parapyre Option Obligation warrants	11,471								11,471
Foreign currency translation adjustment	37										37
Unrealized gain (loss) on marketable securities	313										313
Net loss	$ (338,790)											(338,790)
Ending balance (in shares) at Dec. 31, 2023				437,037	437,000
Ending balance (in shares) at Dec. 31, 2023	36,057,109					36,057,000
Ending balance at Dec. 31, 2023	$ 184,016				$ 184,927	$ 10			$ 763,191		$ 302	$ (764,414)